Shareholder Report, Holdings (Details)	Sep. 30, 2025
Class I | U S G O V T Treasury Bill 122025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.34%
Class I | U S G O V T Treasury Bill 102025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.93%
Class I | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.86%
Class I | Cardinal Heath [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
Class I | Alamos Gold [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class I | Agnico Eagle Mines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%
Class I | The Kroger [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
Class I | Ebay [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%
Class I | Dominion Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%
Class I | Altria Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
Class I | Comm Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%
Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%
Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.76%
Class I | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.31%
Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.65%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.91%
Class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
Class I | Info Tech [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%
Class I | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%
Class I | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.56%
Class I | Put Option [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%
Class I | U S Govt Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.28%
Class I | Money Market [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.86%
Class N | U S G O V T Treasury Bill 122025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.34%
Class N | U S G O V T Treasury Bill 102025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.93%
Class N | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.86%
Class N | Alamos Gold [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class N | Agnico Eagle Mines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%
Class N | The Kroger [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
Class N | Ebay [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%
Class N | Dominion Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%
Class N | Altria Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
Class N | Cardinal Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
Class N | Comm Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%
Class N | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%
Class N | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.76%
Class N | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.31%
Class N | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.65%
Class N | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.91%
Class N | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
Class N | Info Tech [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%
Class N | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%
Class N | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.56%
Class N | Put Option [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%
Class N | U S Govt Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.28%
Class N | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.86%
Class R | U S G O V T Treasury Bill 122025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.34%
Class R | U S G O V T Treasury Bill 102025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.93%
Class R | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.86%
Class R | Alamos Gold [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class R | Ebay [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%
Class R | Cardinal Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
Class R | Agnico Eagle [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%
Class R | Kroger [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
Class R | Dominion Enegry [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%
Class R | Altria [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
Class R | Comm Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%
Class R | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%
Class R | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.76%
Class R | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.31%
Class R | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.91%
Class R | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
Class R | Info Tech [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%
Class R | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%
Class R | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.56%
Class R | Put Option [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%
Class R | U S Govt Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.28%
Class R | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.86%
Class R | Finacials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.65%